LONG-TERM DEBT, NET - Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.45%	5.97%	6.01%